Nuveen Dividend Growth Fund
Portfolio of Investments October 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
X
5,679,930,171 COMMON STOCKS - 99.7%
X 5,679,930,171
Banks - 2.7%
1,235,862 JPMorgan Chase & Co $ 155,570,309
Beverages - 2.1%
670,665 PepsiCo Inc 121,779,351
Biotechnology - 2.6%
1,012,848 AbbVie Inc 148,280,947
Building Products - 2.0%
706,126 Trane Technologies PLC 112,718,893
Capital Markets - 3.3%
2,340,687 Charles Schwab Corp 186,482,533
Chemicals - 4.1%
845,912 International Flavors & Fragrances Inc 82,569,471
510,318 Linde PLC 151,743,057
Total Chemicals 234,312,528
Communications Equipment - 5.0%
2,345,082 Cisco Systems Inc 106,537,075
715,669 Motorola Solutions Inc 178,709,706
Total Communications Equipment 285,246,781
Consumer Finance - 2.1%
815,718 American Express Co 121,093,337
Containers & Packaging - 1.1%
541,375 Packaging Corp of America 65,078,689
Electric Utilities - 2.7%
2,010,204 NextEra Energy Inc 155,790,810
Electrical Equipment - 2.1%
809,085 Eaton Corp PLC 121,419,386
Equity Real Estate Investment Trusts - 2.6%
1,348,030 Prologis Inc 149,294,323
Food & Staples Retailing - 2.1%
817,798 Walmart Inc 116,397,189
Food Products - 1.8%
1,682,894 Mondelez International Inc, Class A 103,464,323
Health Care Equipment & Supplies - 5.5%
916,553 Abbott Laboratories 90,683,754
2,464,915 Baxter International Inc 133,968,130
991,886 Medtronic PLC 86,631,323
Total Health Care Equipment & Supplies 311,283,207

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Shares Description (1) Value
Health Care Providers & Services - 6.8%
266,227 Elevance Health Inc $ 145,564,937
435,637 UnitedHealth Group Inc 241,843,880
Total Health Care Providers & Services 387,408,817
Hotels, Restaurants & Leisure - 2.7%
557,275 McDonald's Corp 151,946,602
Industrial Conglomerates - 2.2%
620,130 Honeywell International Inc 126,518,923
Insurance - 4.4%
562,346 Chubb Ltd 120,842,532
803,700 Marsh & McLennan Cos Inc 129,789,513
Total Insurance 250,632,045
IT Services - 7.5%
628,361 Accenture PLC, Class A 178,391,688
1,335,862 Fidelity National Information Services Inc 110,863,187
415,220 Mastercard Inc, Class A 136,266,900
Total IT Services 425,521,775
Media - 1.7%
2,975,335 Comcast Corp, Class A 94,437,133
Multi-Utilities - 2.5%
1,552,807 WEC Energy Group Inc 141,817,863
Oil, Gas & Consumable Fuels - 4.8%
910,037 Chevron Corp 164,625,693
1,059,128 Phillips 66 110,456,459
Total Oil, Gas & Consumable Fuels 275,082,152
Road & Rail - 2.1%
595,410 Union Pacific Corp 117,379,127
Semiconductors & Semiconductor Equipment - 5.2%
334,689 Broadcom Inc 157,343,993
870,847 Texas Instruments Inc 139,884,153
Total Semiconductors & Semiconductor Equipment 297,228,146
Software - 5.3%
1,298,030 Microsoft Corp 301,311,704
Specialty Retail - 5.2%
794,171 Lowe's Cos Inc 154,823,636
1,934,765 TJX Cos Inc 139,496,557
Total Specialty Retail 294,320,193
Technology Hardware, Storage & Peripherals - 5.7%
2,118,832 Apple Inc 324,901,699

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Tobacco - 1.8%
1,123,695 Philip Morris International Inc $ 103,211,386
Total Long-Term Investments (cost $3,763,133,092) 5,679,930,171
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
X 66,082,957 REPURCHASE AGREEMENTS - 1.2%
X 66,082,957
$ 66,083 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$66,084,480, collateralized by $67,365,200, U.S.
Treasury Government Bonds, 4.250%, due 5/15/39,
value $67,404,676
0.830% 11/01/22 $ 66,082,957
Total Short-Term Investments (cost $66,082,957) 66,082,957
Total Investments (cost $ 3,829,216,049 ) - 100 .9% 5,746,013,128
Other Assets Less Liabilities -  (0.9)% (48,554,444)
Net Assets - 100% $ 5,697,458,684
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,679,930,171 $ – $ – $ 5,679,930,171
Short-Term Investments:
Repurchase Agreements – 66,082,957 – 66,082,957
Total
$ 5,679,930,171 $ 66,082,957 $ – $ 5,746,013,128
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Global Dividend Growth Fund
Portfolio of Investments October 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.9%
X 18,239,111 COMMON STOCKS - 98.9%
X 18,239,111
Banks - 4.6%
3,903 JPMorgan Chase & Co $ 491,310
5,577 Toronto-Dominion Bank 356,926
Total Banks 848,236
Beverages - 2.4%
2,398 PepsiCo Inc 435,429
Biotechnology - 2.9%
3,676 AbbVie Inc 538,166
Capital Markets - 3.9%
3,590 Charles Schwab Corp 286,015
4,084 Macquarie Group Ltd 443,044
Total Capital Markets 729,059
Chemicals - 5.8%
2,563 International Flavors & Fragrances Inc 250,174
3,365 Koninklijke DSM NV 395,826
1,411 Linde PLC 421,295
Total Chemicals 1,067,295
Communications Equipment - 1.9%
1,406 Motorola Solutions Inc 351,092
Consumer Finance - 2.0%
2,432 American Express Co 361,030
Diversified Financial Services - 1.5%
19,300 ORIX Corp 283,472
Diversified Telecommunication Services - 0.8%
131,487 HKT Trust & HKT Ltd 148,704
Electric Utilities - 3.8%
5,710 NextEra Energy Inc 442,525
14,199 SSE PLC 253,749
Total Electric Utilities 696,274
Electrical Equipment - 2.2%
2,740 Eaton Corp PLC 411,192
Equity Real Estate Investment Trusts - 2.5%
4,231 Prologis Inc 468,583
Food Products - 1.9%
3,264 Nestle SA 355,315
Health Care Equipment & Supplies - 3.8%
3,291 Abbott Laboratories 325,611
6,782 Baxter International Inc 368,602
Total Health Care Equipment & Supplies 694,213

Shares Description (1) Value
Health Care Providers & Services - 3.1%
1,021 UnitedHealth Group Inc $ 566,808
Hotels, Restaurants & Leisure - 1.5%
4,576 Restaurant Brands International Inc 271,903
Household Products - 1.1%
2,950 Reckitt Benckiser Group PLC 195,774
Industrial Conglomerates - 2.2%
2,008 Honeywell International Inc 409,672
Insurance - 1.3%
31,000 AIA Group Ltd 234,819
IT Services - 6.1%
1,395 Accenture PLC, Class A 396,040
4,134 Fidelity National Information Services Inc 343,081
1,162 Mastercard Inc, Class A 381,345
Total IT Services 1,120,466
Media - 1.7%
9,977 Comcast Corp, Class A 316,670
Multi-Utilities - 2.0%
4,023 WEC Energy Group Inc 367,421
Oil, Gas & Consumable Fuels - 7.3%
2,535 Chevron Corp 458,582
7,344 Enbridge Inc 286,138
2,846 Phillips 66 296,809
5,729 TotalEnergies SE (2) 312,536
Total Oil, Gas & Consumable Fuels 1,354,065
Personal Products - 1.5%
6,030 Unilever PLC 274,090
Pharmaceuticals - 3.3%
2,681 Novo Nordisk A/S, Class B 291,509
3,636 Sanofi 312,906
Total Pharmaceuticals 604,415
Professional Services - 1.0%
5,913 Experian PLC 188,538
Road & Rail - 1.9%
1,805 Union Pacific Corp 355,838
Semiconductors & Semiconductor Equipment - 4.4%
845 Broadcom Inc 397,251
2,527 Texas Instruments Inc 405,912
Total Semiconductors & Semiconductor Equipment 803,163
Software - 5.9%
3,330 Microsoft Corp 772,993
3,372 SAP SE 324,564
Total Software 1,097,557

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Shares Description (1) Value
Specialty Retail - 2.6%
2,464 Lowe's Cos Inc $ 480,357
Technology Hardware, Storage & Peripherals - 3.7%
4,413 Apple Inc 676,689
Textiles, Apparel & Luxury Goods - 2.3%
1,199 adidas AG 117,041
499 LVMH Moet Hennessy Louis Vuitton SE 314,866
Total Textiles, Apparel & Luxury Goods 431,907
Tobacco - 2.1%
4,189 Philip Morris International Inc 384,760
Trading Companies & Distributors - 1.7%
12,325 ITOCHU Corp 318,534
Wireless Telecommunication Services - 2.2%
9,200 KDDI Corp 271,924
107,659 Vodafone Group PLC 125,681
Total Wireless Telecommunication Services 397,605
Total Long-Term Investments (cost $14,116,301) 18,239,111
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.9%
X 171,374 REPURCHASE AGREEMENTS - 0.9%
X 171,374
$ 171 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$171,378, collateralized by $174,700, U.S. Treasury
Government Bonds, 4.250%, due 5/15/39, value
$174,802
0.830% 11/01/22 $ 171,374
Total Short-Term Investments (cost $171,374) 171,374
Total Investments (cost $ 14,287,675 ) - 99 .8% 18,410,485
Other Assets Less Liabilities -  0.2% 37,903
Net Assets - 100% $ 18,448,388

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,654,925 $ 5,584,186 $ – $ 18,239,111
Short-Term Investments:
Repurchase Agreements – 171,374 – 171,374
Total
$ 12,654,925 $ 5,755,560 $ – $ 18,410,485
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen International Dividend Growth Fund
Portfolio of Investments October 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.7%
X 3,374,995 COMMON STOCKS - 98.7%
X 3,374,995
Aerospace & Defense - 4.6%
16,971 BAE Systems PLC $ 158,739
Banks - 6.4%
28,446 BOC Hong Kong Holdings Ltd 88,391
2,037 Toronto-Dominion Bank 130,367
Total Banks 218,758
Capital Markets - 4.0%
1,246 Macquarie Group Ltd 135,170
Chemicals - 7.4%
905 Koninklijke DSM NV 106,455
492 Linde PLC 146,901
Total Chemicals 253,356
Construction Materials - 3.0%
4,698 James Hardie Industries PLC 102,571
Diversified Financial Services - 3.1%
7,300 ORIX Corp 107,220
Diversified Telecommunication Services - 2.5%
76,400 HKT Trust & HKT Ltd 86,404
Electric Utilities - 3.1%
5,868 SSE PLC 104,866
Electronic Equipment, Instruments & Components - 0.9%
3,700 Alps Alpine Co Ltd 31,785
Equity Real Estate Investment Trusts - 2.2%
17,925 British Land Co PLC 75,193
Food Products - 3.3%
1,020 Nestle SA 111,036
Gas Utilities - 3.1%
23,480 Snam SpA 104,404
Hotels, Restaurants & Leisure - 2.7%
1,537 Restaurant Brands International Inc 91,328
Household Products - 2.3%
1,172 Reckitt Benckiser Group PLC 77,779
Insurance - 2.0%
9,000 AIA Group Ltd 68,173

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
Shares Description (1) Value
Oil, Gas & Consumable Fuels - 6.9%
2,889 Enbridge Inc $ 112,562
2,265 TotalEnergies SE (2) 123,563
Total Oil, Gas & Consumable Fuels 236,125
Personal Products - 3.5%
2,664 Unilever PLC 121,090
Pharmaceuticals - 15.4%
9,600 Astellas Pharma Inc 132,463
6,740 Hikma Pharmaceuticals PLC 96,754
1,636 Novo Nordisk A/S, Class B 177,884
1,390 Sanofi 119,621
Total Pharmaceuticals 526,722
Professional Services - 2.2%
2,375 Experian PLC 75,728
Road & Rail - 2.2%
634 Canadian National Railway Co 75,111
Software - 2.8%
1,003 SAP SE 96,542
Textiles, Apparel & Luxury Goods - 4.9%
550 adidas AG 53,688
183 LVMH Moet Hennessy Louis Vuitton SE 115,472
Total Textiles, Apparel & Luxury Goods 169,160
Trading Companies & Distributors - 4.0%
5,300 ITOCHU Corp 136,976
Wireless Telecommunication Services - 6.2%
4,500 KDDI Corp 133,006
66,603 Vodafone Group PLC 77,753
Total Wireless Telecommunication Services 210,759
Total Long-Term Investments (cost $2,938,961) 3,374,995
Other Assets Less Liabilities -  1.3% 45,648
Net Assets - 100% $ 3,420,643

Nuveen International Dividend Growth Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 409,368 $ 2,965,627 $ – $ 3,374,995
Total
$ 409,368 $ 2,965,627 $ – $ 3,374,995
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen International Small Cap Fund
Portfolio of Investments October 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.5%
X 51,967,126 COMMON STOCKS - 97.5%
X 51,967,126
Aerospace & Defense - 2.8%
22,693 Kongsberg Gruppen ASA $ 813,780
4,238 Rheinmetall AG 688,894
Total Aerospace & Defense 1,502,674
Auto Components - 3.2%
83,017 Brembo SpA 867,892
72,000 Toyo Tire Corp 844,665
Total Auto Components 1,712,557
Banks - 2.3%
35,090 Canadian Western Bank 610,440
104,578 Israel Discount Bank Ltd, Class A 594,640
Total Banks 1,205,080
Beverages - 1.4%
86,728 Britvic PLC 723,569
Biotechnology - 1.6%
56,439 Abcam PLC (2) 873,638
Capital Markets - 0.7%
43,969 flatexDEGIRO AG (2) 384,292
Chemicals - 2.3%
14,322 OCI NV 547,786
61,700 Tosoh Corp 671,264
Total Chemicals 1,219,050
Commercial Services & Supplies - 1.8%
41,181 SPIE SA 963,369
Construction & Engineering - 1.7%
25,981 Arcadis NV 881,719
Construction Materials - 0.8%
18,185 Vicat SA 416,859
Distributors - 2.3%
64,138 Inchcape PLC 547,155
23,650 PALTAC Corp 671,797
Total Distributors 1,218,952
Diversified Financial Services - 1.0%
16,500 Zenkoku Hosho Co Ltd 544,448
Electrical Equipment - 1.3%
25,089 Signify NV, 144A 695,095
Electronic Equipment, Instruments & Components - 2.6%
2,308 Comet Holding AG 367,429
28,912 Spectris PLC 1,002,060
Total Electronic Equipment, Instruments & Components 1,369,489

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Shares Description (1) Value
Equity Real Estate Investment Trusts - 7.8%
9,418 Aedifica SA $ 718,242
20,292 Canadian Apartment Properties REIT 628,414
14,239 Granite REIT 727,654
232,726 LondonMetric Property PLC 498,817
442,298 National Storage REIT 740,112
39,889 Safestore Holdings PLC 413,265
41,511 UNITE Group PLC 424,033
Total Equity Real Estate Investment Trusts 4,150,537
Food & Staples Retailing - 2.0%
22,355 North West Co Inc 581,704
20,900 Sundrug Co Ltd 485,987
Total Food & Staples Retailing 1,067,691
Food Products - 4.8%
86,313 Elders Ltd 719,618
20,200 Morinaga Milk Industry Co Ltd 573,080
50,800 Nichirei Corp 790,064
13,885 Salmar ASA 470,724
Total Food Products 2,553,486
Health Care Equipment & Supplies - 1.2%
19,054 Inmode Ltd (2) 653,933
Health Care Providers & Services - 3.6%
36,576 CVS Group PLC 790,620
23,608 EBOS Group Ltd 514,679
32,000 Ship Healthcare Holdings Inc 613,724
Total Health Care Providers & Services 1,919,023
Health Care Technology - 1.2%
18,146 Pro Medicus Ltd 646,495
Hotels, Restaurants & Leisure - 3.5%
30,306 Greggs PLC 702,536
31,200 Resorttrust Inc 480,214
24,800 Tokyotokeiba Co Ltd 690,463
Total Hotels, Restaurants & Leisure 1,873,213
Independent Power And Renewable Electricity Producers - 2.2%
34,786 Capital Power Corp 1,164,342
Insurance - 4.2%
22,027 ASR Nederland NV 969,912
7,492 Helvetia Holding AG 743,973
70,264 Storebrand ASA 546,608
Total Insurance 2,260,493
Interactive Media & Services - 1.5%
62,418 carsales.com Ltd 808,552
Internet & Direct Marketing Retail - 1.2%
59,800 ASKUL Corp 624,533
IT Services - 6.9%
42,300 BIPROGY Inc 913,738
64,498 Indra Sistemas SA 576,849
40,095 Kainos Group PLC 569,297

Shares Description (1) Value
IT Services (continued)
6,450 Sopra Steria Group SACA $ 853,738
29,300 TIS Inc 789,978
Total IT Services 3,703,600
Life Sciences Tools & Services - 0.9%
836 Siegfried Holding AG 497,652
Machinery - 6.5%
86,200 Amada Co Ltd 606,294
2,211 Burckhardt Compression Holding AG 956,475
50,724 IMI PLC 714,542
3,938 Kardex Holding AG 602,205
27,307 Trelleborg AB 601,274
Total Machinery 3,480,790
Metals & Mining - 4.8%
118,940 Lynas Rare Earths Ltd (2) 634,401
15,921 Mineral Resources Ltd 746,405
44,594 SSR Mining Inc 614,074
40,500 UACJ Corp 575,859
Total Metals & Mining 2,570,739
Oil, Gas & Consumable Fuels - 4.6%
36,700 Cosmo Energy Holdings Co Ltd 945,368
182,472 Kelt Exploration Ltd (2) 788,902
36,082 Parkland Corp 729,400
Total Oil, Gas & Consumable Fuels 2,463,670
Pharmaceuticals - 1.2%
20,812 Dechra Pharmaceuticals PLC 625,656
Road & Rail - 1.5%
27,300 Sankyu Inc 813,996
Semiconductors & Semiconductor Equipment - 2.3%
10,594 BE Semiconductor Industries NV 539,921
15,605 Tower Semiconductor Ltd (2) 667,270
Total Semiconductors & Semiconductor Equipment 1,207,191
Software - 2.4%
7,865 Kinaxis Inc (2),(3) 839,468
12,407 Netcompany Group A/S, 144A 425,368
Total Software 1,264,836
Specialty Retail - 1.3%
49,500 United Arrows Ltd 672,595
Trading Companies & Distributors - 6.1%
113,200 BOC Aviation Ltd, 144A 757,526
73,411 Howden Joinery Group PLC 432,435
28,500 Nishio Rent All Co Ltd 573,029
67,349 RS GROUP PLC 741,069

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors (continued)
9,489 Toromont Industries Ltd $ 729,253
Total Trading Companies & Distributors 3,233,312
Total Long-Term Investments (cost $61,185,661) 51,967,126
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
X 12,347 MONEY MARKET FUNDS - 0.0%
X 12,347
12,347 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.120%(5) $ 12,347
Total Investments Purchased with Collateral from Securities Lending (cost $12,347) 12,347
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.9%
2,089,466 REPURCHASE AGREEMENTS - 3.9%
2,089,466
$ 2,089 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$2,089,514, collateralized by $2,130,100, U.S. Treasury
Government Bonds, 4.250%, due 5/15/39, value
$2,131,348
0.830% 11/01/22 $ 2,089,466
Total Short-Term Investments (cost $2,089,466) 2,089,466
Total Investments (cost $ 63,287,474 ) - 101 .4% 54,068,939
Other Assets Less Liabilities -  (1.4)% (737,015)
Net Assets - 100% $ 53,331,924
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 9,957,240 $ 42,009,886 $ – $ 51,967,126
Investments Purchased with Collateral from
Securities Lending 12,347 – – 12,347
Short-Term Investments:
Repurchase Agreements – 2,089,466 – 2,089,466
Total
$ 9,969,587 $ 44,099,352 $ – $ 54,068,939

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $11,313.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments October 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.2%
X 599,417,947 COMMON STOCKS - 99.2%
X 599,417,947
Auto Components - 0.9%
60,220 Aptiv PLC (2) $ 5,484,235
Capital Markets - 4.4%
32,840 Moody's Corp 8,698,331
93,100 Morgan Stanley 7,650,027
21,477 MSCI Inc 10,069,706
Total Capital Markets 26,418,064
Chemicals - 2.4%
47,662 Linde PLC 14,172,296
Food & Staples Retailing - 2.9%
35,320 Costco Wholesale Corp 17,712,980
Health Care Equipment & Supplies - 6.1%
57,390 ABIOMED Inc (2) 14,466,871
27,190 IDEXX Laboratories Inc (2) 9,779,699
50,155 Intuitive Surgical Inc (2) 12,361,703
Total Health Care Equipment & Supplies 36,608,273
Health Care Providers & Services - 4.1%
44,743 UnitedHealth Group Inc 24,839,076
Health Care Technology - 1.1%
39,270 Veeva Systems Inc, Class A (2) 6,595,004
Hotels, Restaurants & Leisure - 8.3%
11,752 Chipotle Mexican Grill Inc (2) 17,608,374
97,410 Hilton Worldwide Holdings Inc 13,175,677
32,580 McDonald's Corp 8,883,263
118,700 Starbucks Corp 10,278,233
Total Hotels, Restaurants & Leisure 49,945,547
Interactive Media & Services - 3.5%
119,210 Alphabet Inc, Class A (2) 11,266,537
106,870 Alphabet Inc, Class C (2) 10,116,314
Total Interactive Media & Services 21,382,851
Internet & Direct Marketing Retail - 1.9%
110,400 Amazon.com Inc (2) 11,309,376
IT Services - 12.6%
56,470 Accenture PLC, Class A 16,031,833
42,010 Gartner Inc (2) 12,683,659
66,056 Mastercard Inc, Class A 21,678,258
124,521 Visa Inc, Class A 25,795,771
Total IT Services 76,189,521
Life Sciences Tools & Services - 6.7%
126,335 Agilent Technologies Inc 17,478,447
23,244 Bio-Techne Corp 6,886,267
22,200 Danaher Corp 5,587,074

Shares Description (1) Value
Life Sciences Tools & Services (continued)
50,340 IQVIA Holdings Inc (2) $ 10,554,788
Total Life Sciences Tools & Services 40,506,576
Machinery - 3.2%
34,340 Deere & Co 13,592,459
947,750 Proterra Inc (2),(3) 5,913,960
Total Machinery 19,506,419
Multiline Retail - 3.0%
114,300 Dollar Tree Inc (2) 18,116,550
Personal Products - 1.2%
37,075 Estee Lauder Cos Inc, Class A 7,433,167
Pharmaceuticals - 4.8%
188,900 AstraZeneca PLC, Sponsored ADR 11,109,209
117,705 Zoetis Inc 17,747,560
Total Pharmaceuticals 28,856,769
Road & Rail - 2.3%
481,800 CSX Corp 14,001,108
Semiconductors & Semiconductor Equipment - 7.1%
80,860 Analog Devices Inc 11,532,253
39,073 ASML Holding NV 18,458,867
96,896 NVIDIA Corp 13,078,053
Total Semiconductors & Semiconductor Equipment 43,069,173
Software - 17.8%
16,621 Adobe Inc (2) 5,293,788
28,496 Atlassian Corp, Class A (2) 5,776,994
43,634 Intuit Inc 18,653,535
255,482 Microsoft Corp 59,305,037
49,610 Palo Alto Networks Inc (2) 8,512,580
24,250 ServiceNow Inc (2) 10,202,945
Total Software 107,744,879
Technology Hardware, Storage & Peripherals - 2.9%
112,750 Apple Inc 17,289,085

Nuveen Winslow Large-Cap Growth ESG Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 2.0%
37,190 Lululemon Athletica Inc (2) $ 12,236,998
Total Long-Term Investments (cost $469,933,457) 599,417,947
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.7%
X 4,317,883 MONEY MARKET FUNDS - 0.7%
X 4,317,883
4,317,883 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.120%(5) $ 4,317,883
Total Investments Purchased with Collateral from Securities Lending (cost $4,317,883) 4,317,883
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.0%
5,661,736 REPURCHASE AGREEMENTS - 1.0%
5,661,736
$ 5,662 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$5,661,867, collateralized by $5,771,600, U.S. Treasury
Government Bonds, 4.250%, due 5/15/39, value
$5,774,982
0.830% 11/01/22 $ 5,661,736
Total Short-Term Investments (cost $5,661,736) 5,661,736
Total Investments (cost $479,913,076 ) - 100.9% 609,397,566
Other Assets Less Liabilities -  (0.9)% (5,289,175)
Net Assets - 100% $ 604,108,391
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 599,417,947 $ – $ – $ 599,417,947
Investments Purchased with Collateral from
Securities Lending 4,317,883 – – 4,317,883
Short-Term Investments:
Repurchase Agreements – 5,661,736 – 5,661,736
Total
$ 603,735,830 $ 5,661,736 $ – $ 609,397,566

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,304,040.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt